Shareholder Report, Holdings (Details) - C000257791 [Member]	Jan. 31, 2026
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	33.00%
AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.20%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.80%